Business Segment Information - Financial Segment Information (Detail) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Oil and gas production revenues									$ 6,510	$ 12,795	$ 14,825
Depreciation, depletion, and amortization									3,300	4,526	5,057
Exploration									2,771	2,499	942
Asset retirement obligation accretion									145	154	211
Lease operating expenses									1,854	2,238	2,650
Gathering and transportation									211	273	288
Taxes other than income									282	577	772
Impairments									9,472	7,102	1,443
Operating Income (Loss)									(11,525)	(4,574)	3,462
Other Income (Expense):
Gain (loss) on divestiture	$ 77	$ (5)	$ 227	$ (18)	$ (824)	$ 0	$ (787)	$ 3	281	(1,608)	(1,231)
Other									98	285	(315)
General and administrative									(380)	(453)	(491)
Transaction, reorganization, and separation									(132)	(67)	(33)
Financing costs, net									(511)	(413)	(445)
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAXES									(12,169)	(6,830)	947
Net property and equipment	20,838				32,154				20,838	32,154	39,713
Total Assets	25,500				38,165				25,500	38,165	47,261
Additions to Net Property and Equipment	4,106				10,725				4,106	10,725	9,529
United States [Member]
Segment Reporting Information [Line Items]
Oil and gas production revenues									2,637	5,744	6,902
Depreciation, depletion, and amortization									1,558	2,408	2,690
Exploration									2,145	2,113	629
Asset retirement obligation accretion									28	43	94
Lease operating expenses									739	921	1,320
Gathering and transportation									68	93	84
Taxes other than income									184	350	335
Impairments									6,266	2,622	96
Operating Income (Loss)									(8,351)	(2,806)	1,654
Other Income (Expense):
Net property and equipment	11,753				19,507				11,753	19,507	23,440
Total Assets	12,782				21,487				12,782	21,487	25,488
Additions to Net Property and Equipment	2,099				7,006				2,099	7,006	6,159
Canada [Member]
Segment Reporting Information [Line Items]
Oil and gas production revenues									498	1,092	1,224
Depreciation, depletion, and amortization									301	439	510
Exploration									231	162	86
Asset retirement obligation accretion									43	39	49
Lease operating expenses									244	384	459
Gathering and transportation									89	123	155
Taxes other than income									26	31	45
Impairments									1,593	2,412	274
Operating Income (Loss)									(2,029)	(2,498)	(354)
Other Income (Expense):
Net property and equipment	2,074				4,197				2,074	4,197	6,300
Total Assets	2,225				4,728				2,225	4,728	7,191
Additions to Net Property and Equipment	403				1,358				403	1,358	1,065
Egypt [Member]
Segment Reporting Information [Line Items]
Oil and gas production revenues									2,095	3,643	3,971
Depreciation, depletion, and amortization									927	872	880
Exploration									154	112	86
Lease operating expenses									522	499	471
Gathering and transportation									45	40	42
Taxes other than income									9	11	8
Impairments									1,255	173	12
Operating Income (Loss)									(817)	1,936	2,472
Other Income (Expense):
Net property and equipment	3,712				5,141				3,712	5,141	4,908
Total Assets	6,165				6,926				6,165	6,926	7,761
Additions to Net Property and Equipment	862				1,293				862	1,293	1,226
North Sea [Member]
Segment Reporting Information [Line Items]
Oil and gas production revenues									1,280	2,316	2,728
Depreciation, depletion, and amortization									514	807	976
Exploration									237	119	58
Asset retirement obligation accretion									74	72	68
Lease operating expenses									349	434	400
Gathering and transportation									9	17	7
Taxes other than income									63	185	384
Impairments									211	1,895	1,061
Operating Income (Loss)									(177)	(1,213)	(226)
Other Income (Expense):
Net property and equipment	3,263				3,300				3,263	3,300	5,064
Total Assets	4,280				4,480				4,280	4,480	6,334
Additions to Net Property and Equipment	715				1,060				715	1,060	1,078
Other International [Member]
Segment Reporting Information [Line Items]
Depreciation, depletion, and amortization											1
Exploration									4	(7)	83
Impairments									147		0
Operating Income (Loss)									(151)	7	(84)
Other Income (Expense):
Net property and equipment	36				9				36	9	1
Total Assets	48				544				48	544	487
Additions to Net Property and Equipment	$ 27				$ 8				$ 27	$ 8	$ 1